Loss per share	9 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Loss per share
5. Loss per share

The calculation of basic and diluted loss per share for the relevant periods is based on the following data:

	Nine months ended March 31,
	2012	2011

Net loss attributable to shareholders the purpose of basic and diluted loss per share	$2,589,071	$2,176,941

Weighted average number of shares for the purpose of basic and diluted loss per share	81,918,166	71,751,800

All outstanding stock options and warrants were anti-dilutive for the relevant periods.